Net Interest Income (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Summary of Net Interest Income

			Group
	2023	2022	2021
	£m	£m	£m
Interest and similar income:
Loans and advances to customers	8,767	5,774	4,619
Loans and advances to banks	1,751	618	52
Reverse repurchase agreements – non-trading	626	149	35
Other	473	167	56
Total interest and similar income(1)	11,617	6,708	4,762
Interest expense and similar charges:
Deposits by customers	(3,230)	(905)	(430)
Deposits by banks	(1,165)	(496)	(25)
Repurchase agreements – non-trading	(538)	(120)	(3)
Debt securities in issue	(1,852)	(650)	(252)
Subordinated liabilities	(169)	(108)	(92)
Other	(5)	(4)	(11)
Total interest expense and similar charges(2)	(6,959)	(2,283)	(813)
Net interest income	4,658	4,425	3,949
(1)Includes £230m (2022: £87m, 2021: £22m) of interest income on financial assets at FVOCI.
(2)Includes £706m (2022: £6m, 2021: £317m) of interest expense on the effective part of derivatives hedging debt issuances and £3m (2022: £3m, 2021: £3m) of interest expense on lease liabilities.